UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011– March 31, 2011

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.5%
Biotechnology - 4.9%
3,494	Alimera Sciences, Inc. (a)	$27,253
14,385	Amarin Corp PLC, ADR (a)	105,011
2,260	Ardea Biosciences, Inc. (a)	64,839
4,420	InterMune, Inc. (a)	208,580
3,745	Pharmasset, Inc. (a)	294,769
		700,452
Business Services - 6.8%
1,585	American Public Education, Inc. (a)	64,113
2,065	Cornerstone OnDemand, Inc. (a)	37,645
11,845	Dice Holdings, Inc. (a)	178,978
3,360	Huron Consulting Group, Inc. (a)	93,038
8,200	Innerworkings, Inc. (a)	60,516
7,500	Kenexa Corp. (a)	206,925
2,835	ServiceSource International, Inc. (a)	34,530
5,705	SFN Group, Inc. (a)	80,384
5,285	SuccessFactors, Inc. (a)	206,591
		962,720
Chemicals - 2.5%
6,125	Polypore International, Inc. (a)	352,677

Communications Equipment - 1.7%
6,990	Aruba Networks, Inc. (a)	236,542

Consumer Discretionary - 8.5%
2,465	Buffalo Wild Wings, Inc. (a)	134,170
3,690	CROCS, Inc. (a)	65,830
870	G-III Apparel Group, Ltd. (a)	32,694
1,930	OpenTable, Inc. (a)	205,255
8,385	Saks, Inc. (a)	94,834
11,310	Select Comfort Corp. (a)	136,398
3,724	Shutterfly, Inc. (a)	194,989
1,275	SodaStream International, Ltd. (a)	55,858
2,230	Trex Co., Inc. (a)	72,743
10,617	Valuevision Media, Inc., Class A (a)	67,524
3,375	Vera Bradley, Inc. (a)	142,459
		1,202,754
Consumer Retail - 8.2%
7,440	ANN, Inc. (a)	216,578
9,935	Body Central Corp. (a)	230,790
9,095	Chico's FAS, Inc.	135,516
17,537	New York & Co., Inc. (a)	122,934
4,295	Ulta Salon Cosmetics & Fragrance, Inc. (a)	206,718
1,985	Vitamin Shoppe, Inc. (a)	67,153
6,995	Zumiez, Inc. (a)	184,878
		1,164,567

Consumer Services - 0.9%
3,725	Ancestry.com, Inc. (a)	132,051

Energy - 9.5%
35,390	Abraxas Petroleum Corp. (a)	207,031
4,650	Approach Resources, Inc. (a)	156,240
10,065	Basic Energy Services, Inc. (a)	256,758
9,455	Bronco Drilling Co., Inc. (a)	106,841
1,875	Carrizo Oil & Gas, Inc. (a)	69,244
21,010	Global Industries, Ltd. (a)	205,688
910	Lufkin Industries, Inc.	85,058
2,700	Northern Oil and Gas, Inc. (a)	72,090
3,890	Rosetta Resources, Inc. (a)	184,931
		1,343,881
Financial Services - 3.1%
3,300	Cardtronics, Inc. (a)	67,155
6,685	Dollar Financial Corp. (a)	138,714
6,226	Financial Engines, Inc. (a)	171,588
1,195	Signature Bank (a)	67,398
		444,855
Health-Care - 6.2%
6,840	Cepheid, Inc. (a)	191,657
2,165	Cyberonics, Inc. (a)	68,869
2,665	DexCom, Inc. (a)	41,361
5,576	ExamWorks Group, Inc. (a)	123,954
8,910	MAKO Surgical Corp. (a)	215,622
3,510	Masimo Corp. (a)	116,181
2,721	Zoll Medical Corp. (a)	121,928
		879,572
Health-Care Services - 6.2%
2,890	athenahealth, Inc. (a)	130,426
5,800	Healthspring, Inc. (a)	216,746
2,570	HMS Holdings Corp. (a)	210,355
2,230	IPC The Hospitalist Co., Inc. (a)	101,264
4,395	Molina Healthcare, Inc. (a)	175,800
2,780	Skilled Healthcare Group, Inc. (a)	40,004
		874,595
Industrials - 12.2%
2,175	Ceradyne, Inc. (a)	98,049
4,880	Chart Industries, Inc. (a)	268,595
8,010	Dycom Industries, Inc. (a)	138,894
4,195	Exide Technologies (a)	46,900
8,930	Gevo, Inc. (a)	175,921
10,280	Globe Specialty Metals, Inc.	233,973
4,265	H&E Equipment Services, Inc. (a)	83,210
1,841	Haynes International, Inc.	102,084
1,325	Portfolio Recovery Associates, Inc. (a)	112,797
2,265	Robbins & Myers, Inc.	104,167
2,165	Stratasys, Inc. (a)	101,755
7,890	Titan International, Inc.	209,953
2,365	Titan Machinery, Inc. (a)	59,716
		1,736,014
Materials - 3.3%
12,415	Horsehead Holding Corp. (a)	211,676
4,320	Kronos Worldwide, Inc.	252,504
		464,180
Software - 5.8%
5,995	Ariba, Inc. (a)	204,669
7,055	BroadSoft, Inc. (a)	336,453
4,340	LogMeIn, Inc. (a)	182,974
1,745	Ultimate Software Group, Inc. (a)	102,519
		826,615
Technology - 19.7%
12,990	Aspen Technology, Inc. (a)	194,655
6,095	Cirrus Logic, Inc. (a)	128,178
840	Coherent, Inc. (a)	48,812
4,975	CommVault Systems, Inc. (a)	198,403
3,955	comScore, Inc. (a)	116,712
3,545	Constant Contact, Inc. (a)	123,720
6,160	Fortinet, Inc. (a)	271,040
7,105	IntraLinks Holdings, Inc. (a)	189,988
10,190	Magma Design Automation, Inc. (a)	69,496
3,925	Meru Networks, Inc. (a)	79,717
7,695	Mindspeed Technologies, Inc. (a)	65,100
4,400	Motricity, Inc. (a)	66,132
3,380	Netlogic Microsystems, Inc. (a)	142,028
1,615	NetSuite, Inc. (a)	46,964
1,510	Omnivision Technologies, Inc. (a)	53,650
5,870	Opnet Technologies, Inc.	228,871
1,125	Quality Systems, Inc.	93,758
1,600	RightNow Technologies, Inc. (a)	50,080
8,610	Rubicon Technology, Inc. (a)	238,325
5,245	SAVVIS, Inc. (a)	194,537
4,025	Synchronoss Technologies, Inc. (a)	139,869
4,475	TriQuint Semiconductor, Inc. (a)	57,772
		2,797,807
Total Common Stock (Cost $11,610,476)	14,119,282

Total Investments - 99.5% (Cost $11,610,476)*	$14,119,282
Other Assets & Liabilities, Net – 0.5%	63,920
Net Assets – 100.0%	$14,183,202

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$2,646,178
Gross Unrealized Depreciation	(137,372)
Net Unrealized Appreciation	$2,508,806

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$14,119,282
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$14,119,282

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LOU HOLLAND GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (Unaudited)
Shares	Security Description	Value
Common Stock - 98.5%
Consumer Discretionary - 11.0%
9,600	Advance Auto Parts, Inc.	$629,952
7,350	Amazon.com, Inc. (a)	1,323,955
9,500	Costco Wholesale Corp.	696,540
17,000	NIKE, Inc., Class B	1,286,900
13,350	The Walt Disney Co.	575,252
37,700	Yum! Brands, Inc.	1,937,026
		6,449,625
Consumer Staples - 5.6%
7,050	Diageo PLC, ADR	537,351
11,500	H.J. Heinz Co.	561,430
13,100	Mead Johnson Nutrition Co.	758,883
14,550	PepsiCo, Inc.	937,166
7,850	The Procter & Gamble Co.	483,560
		3,278,390
Energy - 19.8%
27,309	Exxon Mobil Corp.	2,297,506
35,550	Halliburton Co.	1,771,812
14,250	Noble Corp.	650,085
19,000	Occidental Petroleum Corp.	1,985,310
19,700	QEP Resources, Inc.	798,638
46,700	Range Resources Corp.	2,730,082
31,050	Southwestern Energy Co. (a)	1,334,219
		11,567,652
Financial Services - 9.9%
19,940	Berkshire Hathaway, Inc., Class B (a)	1,667,582
3,800	BlackRock, Inc.	763,838
7,650	Greenhill & Co., Inc.	503,294
8,900	IHS, Inc., Class A (a)	789,875
43,000	TD Ameritrade Holding Corp.	897,410
15,650	Visa, Inc., Class A	1,152,153
		5,774,152
Health Care - 8.4%
45,350	Covidien PLC	2,355,479
18,550	Hospira, Inc. (a)	1,023,960
16,650	Laboratory Corp. of America Holdings (a)	1,533,964
		4,913,403
Materials & Processing - 2.1%
12,050	Praxair, Inc.	1,224,280

Producer Durables - 11.9%
9,450	Automatic Data Processing, Inc.	484,880
12,100	Expeditors International of Washington, Inc.	606,694
22,700	Honeywell International, Inc.	1,355,417
7,400	MSC Industrial Direct Co.	506,678
10,300	Roper Industries, Inc.	890,538
9,650	United Parcel Service, Inc., Class B	717,188
9,550	United Technologies Corp.	808,407
18,500	Waters Corp. (a)	1,607,650
		6,977,452
Technology - 29.8%
43,650	Adobe Systems, Inc. (a)	1,447,434
25,450	American Tower Corp., Class A (a)	1,318,819
7,850	Apple, Inc. (a)	2,735,332
106,750	Cisco Systems, Inc.	1,830,763
34,150	Citrix Systems, Inc. (a)	2,508,659
2,700	Google, Inc., Class A (a)	1,582,767
31,700	Intel Corp.	639,389
9,700	International Business Machines Corp.	1,581,779
59,950	Microsoft Corp.	1,520,332
40,550	QUALCOMM, Inc.	2,223,356
		17,388,630
Total Common Stock (Cost $41,041,488)	57,573,584
Total Investments - 98.5% (Cost $41,041,488)*	$57,573,584
Other Assets & Liabilities, Net – 1.5%	884,132
Net Assets – 100.0%	$58,457,716

ADRAmerican Depository Receipt
PLCPublic Limited Company
(a)Non-income producing security.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:
Gross Unrealized Appreciation	$17,750,445
Gross Unrealized Depreciation	(1,218,349)
Net Unrealized Appreciation	$16,532,096

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$57,573,584
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$57,573,584

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 97.5%
Australia - 1.6%
32,100	BHP Billiton, Ltd., ADR	$3,077,748

Belgium - 1.7%
20,044	KBC Groep NV (a)	753,762
21,236	Solvay SA, Class A	2,515,695
		3,269,457
Canada - 1.7%
102,537	Methanex Corp.	3,187,690
Finland - 4.3%
63,188	Kone Oyj, Class B	3,635,730
38,520	Konecranes Oyj	1,783,472
95,793	YIT Oyj	2,840,053
		8,259,255
France - 3.0%
21,365	Christian Dior SA	3,007,560
22,254	Imerys SA	1,631,479
62,939	Transgene SA (a)	1,104,260
		5,743,299
Germany - 11.0%
43,500	BASF SE	3,768,553
36,300	Demag Cranes AG	1,845,051
48,400	Hannover Rueckversicherung AG	2,652,470
15,900	Muenchener Rueckversicherungs AG, Class R	2,510,229
110,000	Symrise AG	3,236,316
111,400	Tognum AG	3,994,263
38,450	Wincor Nixdorf AG	3,107,640
		21,114,522
India - 1.7%
16,500	Infosys Technologies, Ltd., ADR	1,183,050
16,400	State Bank of India, GDR	2,033,902
		3,216,952
Ireland - 4.7%
100,708	CRH PLC	2,312,118
1,790,278	Greencore Group PLC	2,993,873
296,693	Smurfit Kappa Group PLC (a)	3,763,235
		9,069,226
Italy - 1.4%
206,850	Trevi Finanziaria SpA	2,771,711
Japan - 8.7%
136,700	Asahi Breweries, Ltd.	2,272,855
347,320	Iino Kaiun Kaisha, Ltd.	1,891,512
356	KDDI Corp.	2,204,136
59,616	MEIJI Holdings Co., Ltd.	2,397,398
117,000	Nichirei Corp.	499,339
618,000	Nippon Yusen KK	2,414,643
1,359,000	Showa Denko KK	2,728,456
99,600	The Kansai Electric Power Co., Inc.	2,168,497
		16,576,836
Norway - 1.8%
160,227	Camillo Eitzen & Co. ASA (a)	292,626
209,496	DnB NOR ASA	3,214,273
		3,506,899
Republic Of South Korea - 2.5%
3,427	Samsung Electronics Co., Ltd.	2,911,677
12,468	SK Telecom Co., Ltd.	1,858,351
		4,770,028
South Africa - 2.5%
1,978,605	Metorex, Ltd. (a)	1,892,324
50,270	Sasol, Ltd.	2,909,121
		4,801,445
Sweden - 4.7%
305,200	Duni AB, Class A	3,420,983
121,102	Investor AB, Class B	2,939,341
78,200	Svenska Handelsbanken AB, Class A	2,564,584
		8,924,908
Switzerland - 1.2%
42,300	Novartis AG	2,294,378

Thailand - 1.8%
1,250,350	Thai Oil PCL	3,441,615
United Kingdom - 7.0%
1,409,202	Barratt Developments PLC (a)	2,488,966
219,807	BBA Aviation PLC	716,512
262,648	Bellway PLC	2,932,524
1,436,273	Lloyds TSB Group PLC (a)	1,338,433
361,695	Persimmon PLC	2,582,027
5,090,040	Taylor Wimpey PLC (a)	3,316,801
		13,375,263
United States - 36.2%
61,600	Allete, Inc.	2,400,552
262,650	Ameris Bancorp (a)	2,668,524
76,809	AMETEK, Inc.	3,369,611
152,404	Astoria Financial Corp.	2,190,046
283,853	Brooks Automation, Inc. (a)	3,897,302
2,190	Capitol Federal Financial, Inc.	24,681
98,100	Carter's, Inc. (a)	2,808,603
169,774	Colony Bankcorp, Inc. (a)	708,807
308,214	Frontier Communications Corp.	2,533,519
33,317	General Dynamics Corp.	2,550,750
49,800	H.J. Heinz Co.	2,431,236
90,924	Independent Bank Corp.	2,455,857
112,063	International Bancshares Corp.	2,055,235
249,670	Mac-Gray Corp.	4,027,177
67,582	Marathon Oil Corp.	3,602,796
36,344	NextEra Energy, Inc.	2,003,281
52,400	Peoples Bancorp, Inc.	629,848
31,449	Praxair, Inc.	3,195,218
45,600	Quest Diagnostics, Inc.	2,632,032
90,257	Questcor Pharmaceuticals, Inc. (a)	1,300,603
177,097	Southwest Bancorp, Inc. (a)	2,513,007
40,000	The Chubb Corp.	2,452,400
38,600	The J.M. Smucker Co.	2,755,654
71,184	UnitedHealth Group, Inc.	3,217,517
129,700	Univest Corp. of Pennsylvania	2,298,284
57,551	Verizon Communications, Inc.	2,218,016
138,138	Webster Financial Corp.	2,960,297
40,500	WellPoint, Inc.	2,826,495
8,074	WESCO International, Inc. (a)	504,625
69,231,973
Total Common Stock (Cost $188,619,831)	186,633,205

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.1%
Certificates of Deposit - 0.1%
$31,265	Middlesex Federal Savings Bank	2.00%	11/26/11	31,265
31,523	Stoneham Savings Bank	1.50	11/24/11	31,523
Total Certificates of Deposit (Cost $62,788)	62,788
Total Short-Term Investments (Cost $62,788)	62,788
Total Investments - 97.6% (Cost $188,682,619)*	$186,695,993
Other Assets & Liabilities, Net – 2.4%	4,673,645
Net Assets – 100.0%	$191,369,638

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation on investments consists of:
Gross Unrealized Appreciation	$38,608,548
Gross Unrealized Depreciation	(40,595,174)
Net Unrealized Depreciation	$(1,986,626)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$3,077,748	$-	$-	$3,077,748
Belgium	3,269,457	-	-	3,269,457
Canada	3,187,690	-	-	3,187,690
Finland	8,259,255	-	-	8,259,255
France	5,743,299	-	-	5,743,299
Germany	21,114,522	-	-	21,114,522
India	3,216,952	-	-	3,216,952
Ireland	9,069,226	-	-	9,069,226
Italy	2,771,711	-	-	2,771,711
Japan	16,576,836	-	-	16,576,836
Norway	3,506,899	-	-	3,506,899
Republic Of South Korea	4,770,028	-	-	4,770,028
South Africa	4,801,445	-	-	4,801,445
Sweden	8,924,908	-	-	8,924,908
Switzerland	2,294,378	-	-	2,294,378
Thailand	-	3,441,615	-	3,441,615
United Kingdom	13,375,263	-	-	13,375,263
United States	69,231,973	-	-	69,231,973
Certificates of Deposit	-	62,788	-	62,788
Total Investments At Value	$183,191,590	$3,504,403	$-	$186,695,993

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 97.2%
Basic Materials - 2.3%
22,020	FMC Corp.	$1,870,159

Communications - 3.3%
83,920	DG FastChannel, Inc. (a)	2,703,902

Consumer Discretionary - 6.4%
128,500	Comcast Corp., Class A	3,176,520
57,760	Imax Corp. (a)	1,847,165
5,280	The Walt Disney Co.	227,515
		5,251,200
Consumer Staples - 4.4%
123,715	Caliper Life Sciences, Inc. (a)	836,313
72,180	CVS Caremark Corp.	2,477,218
10,310	Unilever PLC, ADR	315,692
		3,629,223
Energy - 14.7%
29,040	Apache Corp.	3,801,917
35,965	Devon Energy Corp.	3,300,508
47,017	Kinder Morgan Management, LLC (a)	3,083,845
58,910	The Williams Cos., Inc.	1,836,814
		12,023,084
Financials - 14.9%

61,150	ACE, Ltd.	3,956,405
63,735	AON Corp.	3,375,406
75,870	Axis Capital Holdings, Ltd.	2,649,380
49,300	State Street Corp.	2,215,542
		12,196,733
Health Care Equipment and Services - 11.7%
54,555	Baxter International, Inc.	2,933,422
129,480	Hologic, Inc. (a)	2,874,456
73,415	St. Jude Medical, Inc.	3,763,253
		9,571,131
Industrials - 5.5%
33,500	Cooper Industries PLC	2,174,150
24,960	FedEx Corp.	2,335,008
		4,509,158
Information Technology - 3.4%
134,591	The Western Union Co.	2,795,455

Pharmaceuticals, Biotechnology and Life Sciences - 9.2%
69,070	Life Technologies Corp. (a)	3,620,649
71,550	Thermo Fisher Scientific, Inc. (a)	3,974,603
		7,595,252
Technology - 21.4%
142,170	Broadridge Financial Solutions, Inc.	3,225,837
78,585	Check Point Software Technologies, Ltd. (a)	4,011,764
4,961	Google, Inc., Class A (a)	2,908,188
153,735	Microsoft Corp.	3,898,720
104,720	Oracle Corp.	3,494,506
		17,539,015
Total Common Stock(Cost $62,684,787)	79,684,312

Money Market Funds - 2.7%
2,249,513	Fidelity Institutional Cash Money Market Fund, 0.21% (b) (Cost $2,249,513)	2,249,513
Total Investments - 99.9% (Cost $64,934,300)*	$81,933,825
Other Assets & Liabilities, Net – 0.1%	56,615
Net Assets – 100.0%	$81,990,440

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2011.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:
Gross Unrealized Appreciation	$17,011,145
Gross Unrealized Depreciation	(11,620)
Net Unrealized Appreciation	$16,999,525

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.
Level 1	Level 2	Level 3	Total

Common Stock
Basic Materials	$1,870,159	$-	$-	$1,870,159
Communications	2,703,902	-	-	2,703,902
Consumer Discretionary	5,251,200	-	-	5,251,200
Consumer Staples	3,629,223	-	-	3,629,223
Energy	12,023,084	-	-	12,023,084
Financials	12,196,733	-	-	12,196,733
Health Care Equipment and Services	9,571,131	-	-	9,571,131
Industrials	4,509,158	-	-	4,509,158
Information Technology	2,795,455	-	-	2,795,455
Pharmaceuticals, Biotechnology and Life Sciences	7,595,252	-	-	7,595,252
Technology	17,539,015	-	-	17,539,015
Money Market Funds	-	2,249,513	-	2,249,513
Total	$79,684,312	$2,249,513	$-	$81,933,825

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
     Stacey E. Hong, Principal Executive Officer

Date:       May 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       May 10, 2011

By:          /s/ Karen Shaw
        Karen Shaw, Principal Financial Officer

Date:       May 10, 2011